Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (8,535,300)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(30,077,370)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(22,452,576)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	2,093,006
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	11,593,511
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	5,224,798
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	2,238,529
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	6,624,016
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	6,538,685
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	(548,191)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	12,024,326
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	11,271,912
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	363,055
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	1,914,013
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	259,585
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	(181,951)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	(30,150)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	(4,388,901)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	1,896,545
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 24	$ 812,254